Stockholders' equity	3 Months Ended
Mar. 31, 2012
Stockholders' equity
Stockholders' equity

12           Stockholders’ equity

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In April 2012 (subsequent event), the Board of Directors approved the payment of interest on capital in the amount of US$ 3 billion, corresponding to US$ 0.588547644 per outstanding share, common or preferred shares, of Vale issuance.

In November 2011, a part of the to share buy-back program approved in June 2011, we concluded the acquisitions of 39,536,080 common shares, at an average price of US$ 26.25 per share, and 81,451,900 preferred shares, at an average price of US$ 24.09 per share (including shares of each class in the form of American Depositary Receipts), for a total aggregate purchase price of US$ 3.0 billion. The repurchased shares represent 3.10% of the free float of common shares, and 4.24% of the free float of preferred shares, outstanding before the launch of the program. The shares acquired will be held in treasury for cancellation.

The outstanding issued mandatory convertible notes as of March 31, 2012, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July 2009	June 2012	942	934	6.75% p.a.

The notes pay a quarterly coupon and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders.  These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory.  Consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.

The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, are as follows. All the shares are currently held in treasury.

	Maximum amount of shares		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

In April 2012 (subsequent event), Vale approved the payment of additional remuneration to holders of mandatorily convertible notes, series    Vale-2012 and Vale P-2012, on April 30, 2012, in the amount of R$ 2.791486 and R$ 3.228658 per note, respectively.

In November 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.657454 and US$ 1.917027 per note, respectively.

In September 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 1.806046 and US$ 2.088890 per note, respectively.

In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 0.985344 and US$ 1.139659 per note, respectively.

In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, US$ 0.462708 and US$ 0.535173 per note, respectively.

Earnings per share

Earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)
	March 31, 2012	December 31, 2011	March 31, 2011
Net income from continuing operations	3,827	4,672	6,826
Remuneration attributed to preferred convertible notes	(11)	(15)	(18)
Remuneration attributed to common convertible notes	(5)	(36)	(8)
Net income for the period adjusted	3,811	4,621	6,800

Earnings per share

Income available to preferred stockholders	1,423	1,729	2,585
Income available to common stockholders	2,339	2,834	4,130
Income available to convertible notes linked to preferred	35	42	61
Income available to convertible notes linked to common	14	16	24
	3,811	4,621	6,800

Weighted average number of shares outstanding (thousands of shares) - preferred shares	1,927,480	1,937,910	2,008,930
Weighted average number of shares outstanding (thousands of shares) - common shares	3,169,813	3,174,487	3,209,349
Total	5,097,293	5,112,397	5,218,279

Weighted average number of convertibles outstanding (thousands of shares) - linked to preferred shares	47,285	47,285	47,285
Weighted average number of convertibles outstanding (thousands of shares) - linked to common shares	18,416	18,416	18,416
Total	65,701	65,701	65,701

Total
Earnings per preferred share	0.74	0.89	1.29
Earnings per common share	0.74	0.89	1.29
Earnings per convertible note linked to preferred	0.97	1.21	1.67
Earnings per convertible note linked to common share	1.03	2.82	1.74

The Company does not disclose a calculation for diluted earnings per share because the effect is anti-dilutive.